ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31
	2015	2014
	$	$

Liabilities related with the Smart ID acquisition	813	813
Accrued marketing expenses	838	437
Employees Benefits	495	417
Authorities	113	277
Overheads	129	255
Legal service providers	298	93
Other accrued expenses	231	463
	2,917	2,755